Commitments - Operating lease commitments and Capital commitments (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Commitments
Capital commitments from company and subsidiaries	€ 3,993	€ 3,046
Capital commitments from share of joint operations	133	103
Contracts placed for future capital expenditure not provided in the financial statements	€ 4,126	€ 3,149